Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of gross amount and accumulated impairment losses
	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of December 31, 2021	131,977	21,137	153,114
Addition in 2022	128	—	128
Accumulated impairment loss as of December 31, 2021 and 2022	(22,108)	(21,137)	(43,245)
Net as of December 31, 2021	109,869	—	109,869
Net as of December 31, 2022	109,997	—	109,997